Organization and Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Organization and Summary of Significant Accounting Policies

NOTE 1 — ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company

Threshold Pharmaceuticals, Inc. (the “Company”) is a biotechnology company using its expertise in the tumor microenvironment to discover and develop therapeutic agents that selectively target tumor cells for the treatment of patients living with cancer. The Company has no commercial products, and the Company announced at the end of 2015 that its lead product candidate, evofosfamide, a novel, hypoxia-activated prodrug of a bis-alkylating agent, did not meet its primary endpoint of demonstrating a statistically significant improvement in two pivotal Phase 3 clinical trials. In 2016, the Company engaged a financial and strategic advisor to explore a range of alternatives to enhance stockholder value, including but not limited to business combination and/or partnership opportunities, as well as a distribution of a significant amount of cash to stockholders, and dissolution of the Company. In March 2017, the Company entered into a definitive agreement for a merger with Molecular Therapeutics, Inc. See Note 3 regarding this transaction.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America for pursuant to the requirements of the Securities and Exchange Commission (“SEC”) for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements. In the opinion of management, all adjustments, consisting only of normal recurring adjustments necessary for the fair presentation of results for the periods presented, have been included. The results of operations of any interim period are not necessarily indicative of the results of operations for the full year or any other interim period.

The preparation of condensed consolidated financial statements requires management to make estimates and assumptions that affect the recorded amounts reported therein. A change in facts or circumstances surrounding the estimate could result in a change to estimates and impact future operating results.

The unaudited condensed consolidated financial statements and related disclosures have been prepared with the presumption that users of the interim unaudited condensed consolidated financial statements have read or have access to the audited consolidated financial statements for the preceding fiscal year. The condensed consolidated balance sheet at December 31, 2016 has been derived from the audited financial statements at that date but does not include all the information and footnotes required by accounting principles generally accepted in the United States of America. Accordingly, these unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended December 31, 2016 included in the Company’s Annual Report on Form 10-K filed with the SEC on March 27, 2017.

The unaudited condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, and reflect the elimination of intercompany accounts and transactions.

In March 2016, the FASB issued an accounting standard update, which simplifies several aspects of the accounting for share-based payments, including immediate recognition of all excess tax benefits and deficiencies in the income statement, changing the threshold to qualify for equity classification up to the employees’ maximum statutory tax rates, allowing an entity-wide accounting policy election to either estimate the number of awards that are expected to vest or account for forfeitures as they occur, and clarifying the classification on the statement of cash flows for the excess tax benefit and employee taxes paid when an employer withholds shares for tax-withholding purposes. The Company adopted the standard effective January 1, 2017 and the adoption did not have a material effect on its condensed consolidated financial statement for quarter ending March 31, 2017.

NOTE 1—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Description of Operations and Basis of Presentation

Threshold Pharmaceuticals, Inc. (the “Company” or “Threshold”) was incorporated in the State of Delaware on October 17, 2001. The Company is a biotechnology company using its expertise in the tumor microenvironment to discover and develop therapeutic agents that selectively target tumor cells for the treatment of patients living with cancer. In June 2005, the Company formed a wholly-owned subsidiary, THLD Enterprises (UK), Limited in the United Kingdom in connection with conducting clinical trials in Europe. As of December 31, 2016, there has been no financial activity related to this entity.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and include the accounts of the Company and its wholly owned subsidiary, and reflect the elimination of intercompany accounts and transactions.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 605 “Revenue Recognition”, subtopic ASC 605-25 “Revenue with Multiple Element Arrangements” and subtopic ASC 605-28 “Revenue Recognition-Milestone Method”, which provides accounting guidance for revenue recognition for arrangements with multiple deliverables and guidance on defining the milestone and determining when the use of the milestone method of revenue recognition for research and development transactions is appropriate, respectively.

The Company’s revenues were related to its former collaboration arrangement with Merck KGaA, which was entered in February 2012. The collaboration with Merck KGaA provided for various types of payments to the Company, including non-refundable upfront license, milestone and royalty payments. The Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price is fixed or determinable, and collectability is reasonably assured. The Company also received reimbursement for Merck KGaA’s 70% share for eligible worldwide development expenses for evofosfamide (formerly TH-302). Such reimbursement was reflected as a reduction of operating expenses. In March 2016, the Company and Merck KGaA agreed to terminate the collaboration and all rights to evofosfamide were returned to the Company.

For multiple-element arrangements, each deliverable within a multiple deliverable revenue arrangement is accounted for as a separate unit of accounting if both of the following criteria are met: (1) the delivered item or items have value to the customer on a standalone basis and (2) for an arrangement that includes a general right of return relative to the delivered item(s), delivery or performance of the undelivered item(s) is considered probable and substantially in the Company’s control. The deliverables under the Merck KGaA agreement were determined to be a single unit of accounting and as such the revenue relating to this unit of accounting was recorded as deferred revenue and recognized ratably over the term of its estimated performance period under the agreement, which was the product development period. The Company determines the estimated performance period and it was periodically reviewed based on the progress of the related product development plan. The effect of a change made to an estimated performance period and therefore revenue recognized ratably would occur on a prospective basis in the period that the change was made.

Deferred revenue associated with a non-refundable payment received under a collaborative agreement for which the developmental performance obligations are terminated will result in an immediate recognition of any remaining deferred revenue in the period that termination occurred provided that all performance obligations have been satisfied.

The Company recognizes revenue from milestone payments when: (i) the milestone event is substantive and its achievability has substantive uncertainty at the inception of the agreement, and (ii) the Company does not have ongoing performance obligations related to the achievement of the milestone earned. Milestone payments are considered substantive if all of the following conditions are met: the milestone payment (a) is commensurate with either the Company’s performance subsequent to the inception of the arrangement to achieve the milestone or the enhancement of the value of the delivered item or items as a result of a specific outcome resulting from the Company’s performance subsequent to the inception of the arrangement to achieve the milestone, (b) relates solely to past performance, and (c) is reasonable relative to all of the deliverables and payment terms (including other potential milestone consideration) within the arrangement. See Note 3, “Collaboration Arrangements,” for analysis of milestone events deemed to be substantive or non-substantive.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates. Significant estimates, assumptions and judgments made by management include those related to the valuation of equity and related instruments, revenue recognition, stock-based compensation and clinical trial accrued liabilities.

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with original maturities of three months or less on the date of purchase, to be cash equivalents. All cash and cash equivalents are held in the United States of America in financial institutions or money market funds, which are unrestricted as to withdrawal or use.

Marketable Securities

The Company classifies its marketable securities as “available-for-sale.” Such marketable securities are recorded at fair value and unrealized gains and losses are recorded as a separate component of stockholders’ equity until realized. Realized gains and losses on sale of all such securities are reported in net loss, computed using the specific identification cost method. The Company places its marketable securities primarily in U.S. government securities, money market funds, corporate debt securities, commercial paper and certificates of deposit.

The Company’s investments are subject to a periodic impairment review. The Company recognizes an impairment charge when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. The Company considers various factors in determining whether to recognize an impairment charge, including the length of time and extent to which the fair value has been less than the Company’s cost basis, the financial condition and near-term prospects of the investee, and the Company’s intent and ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in the market value.

Fair Value of Financial Instruments

The carrying amounts of certain of the Company’s financial instruments, including cash and cash equivalents, accounts payable and accrued liabilities approximate fair value due to their relatively short maturities. Estimated fair values for marketable securities, which are separately disclosed in Note 4, “Fair Value Measurements and Marketable Securities,” are based on quoted market prices for the same or similar instruments. The counterparties to the agreements relating to the Company’s investment securities consist of the U.S. Treasury, various major corporations, governmental agencies and financial institutions with high credit standing.

Fair Value of Warrants

ASC 815 “Derivatives and Hedging” provides guidance that clarifies the determination of whether an instrument (or an embedded feature) is indexed to an entity’s own stock, which would qualify for classification as a liability. The guidance requires common stock warrants with certain terms be classified as a liability and to be fair valued at each reporting period, with the changes in fair value recognized in the Company’s consolidated statements of operations. Threshold determines the fair value of the outstanding common stock warrants using a Black Scholes valuation model at the end of each reporting period. The carrying amount of the common stock warrant liability represents its estimated fair value.

Concentration of Credit Risk

Financial instruments which potentially subject the Company to concentrations of risk consist principally of cash, cash equivalents and marketable securities. The Company invests in a variety of financial instruments, such as, but not limited to, certificates of deposit, corporate and municipal bonds, United States Treasury and agency securities. The Company is exposed to credit risk in the event of default by the financial institutions for amounts in excess of Federal Deposit Insurance Corporation insured limits. The Company performs periodic evaluations of the relative credit standings of these financial institutions, and by policy, limits the amount of credit exposure with any one financial institution or commercial issuer.

Other Risks and Uncertainties

The Company has not generated and does not expect to generate revenue from sales of its product candidates in the near term. The Company also currently has no ongoing collaborations for the development and commercialization of its product candidates and no source of revenue. Since the Company’s inception, the Company has funded its operations primarily through private placements and public offerings of equity securities and through payments received under its former collaboration with Merck KGaA. The Company has incurred significant losses since its inception. The Company continues to incur substantial expenses related to development and, subject to the Company’s ability to raise additional funding, management believes that it will continue to do so for the foreseeable future. On March 10, 2016, the Company terminated the global license and co-development agreement (“License Agreement”) for evofosfamide with Merck KGaA, Darmstadt, Germany (“Merck”), originally entered into February 2, 2012. To date, the Company has received $110 million in upfront and milestone payments from this collaboration. As a result of the termination of the agreement the Company is no longer eligible to receive any further milestone payments or other funding from Merck KGaA including the 70% of worldwide development costs for evofosfamide that were previously borne by Merck KGaA. See further details in Note 3, “Collaboration Arrangements”.

The Company believes that its cash, cash equivalents and marketable securities will be sufficient to fund its projected operating requirements for the next 12 months based upon current operating plans and spending assumptions. However, the Company will need to raise additional capital to advance the clinical development of its product candidates, whether through new collaborative or partnering arrangements or otherwise, and to in-license or otherwise acquire and develop additional product candidates or programs. In particular, the Company’s ability to advance the clinical development of its lead product candidate, evofosfamide, is dependent upon its ability to enter into new collaborative or partnering arrangements for evofosfamide and/or HX4, or to otherwise obtain sufficient additional funding for such development, particularly since the Company is no longer eligible to receive any further milestone payments or other funding from Merck KGaA, including the 70% of worldwide development costs for evofosfamide that were previously borne by Merck KGaA.

While the Company has been able to fund its operations to date, the Company currently has no ongoing collaborations for the development and commercialization of its product candidates and no source of revenue, nor does the Company expect to generate revenue for the foreseeable future. The Company also does not have any commitments for future external funding. Until the Company can generate a sufficient amount of product revenue, which it may never do, the Company expects to finance future cash needs through a variety of sources, including:

•	the public equity market;

•	private equity financing;

•	collaborative arrangements;

•	licensing arrangements; and/or

•	public or private debt.

The Company’s ability to raise additional funds and the terms upon which it is able to raise such funds have been severely harmed by the negative results reported from the Company’s two pivotal Phase III clinical trials of evofosfamide, and may in the future be adversely impacted by the uncertainty regarding the prospects for future development of evofosfamide and the Company’s ability to advance the development of evofosfamide, or otherwise realize any return on its investments in evofosfamide, if at all. The Company’s ability to raise additional funds and the terms upon which it is able to raise such funds may also be adversely affected by the uncertainties regarding its financial condition, the sufficiency of its capital resources, the Company’s ability to maintain the listing of its common stock on The NASDAQ Capital Market and recent and potential future management turnover. As a result of these and other factors, the Company cannot be certain that sufficient funds will be available to it or on satisfactory terms, if at all. To the extent the Company raises additional funds by issuing equity securities, its stockholders may experience significant dilution, particularly given the Company’s currently depressed stock price, and debt financing, if available, may involve restrictive covenants. If adequate funds are not available, the Company may be required to significantly reduce or refocus its operations or to obtain funds through arrangements that may require the Company to relinquish rights to its product candidates, technologies or potential markets, any of which could result in the Company’s stockholders having little or no continuing interest in the Company’s evofosfamide program as stockholders or otherwise, or which could delay or require that the Company curtail or eliminate some or all of its development programs or otherwise have a material adverse effect on the Company’s business, financial condition and results of operations. In addition, the Company may have to delay, reduce the scope of or eliminate some of its development, which could delay the time to market for any of its product candidates, if adequate funds are not available. To the extent that additional capital is raised through the sale of equity or convertible debt securities, the issuance of such securities would result in ownership dilution to existing stockholders. There are no assurances that the Company will be able to raise additional financing on terms acceptable to the Company.

If the Company is unable to secure additional funding on a timely basis or on terms favorable to the Company, the Company may be required to cease or reduce certain development projects, to conduct additional workforce reductions, to sell some or all of its technology or assets or to merge all or a portion of the Company’s business with another entity. Insufficient funds may require the Company to delay, scale back, or eliminate some or all of its activities, and if the Company is unable to obtain additional funding, there is uncertainty regarding the Company’s continued existence.

The Company’s lead product candidate, evofosfamide, has not received any regulatory approvals. To achieve profitable operations, the Company must successfully develop, test, manufacture and market its product candidates, including evofosfamide. With respect to evofosfamide, the Company’s ability to advance the clinical development of evofosfamide is dependent upon its ability to enter into new collaborative or partnering arrangements for evofosfamide and/or HX, or to otherwise obtain sufficient additional funding for such development. There can be no assurance that evofosfamide or any other of the Company’s potential future product candidates will be developed successfully or manufactured at an acceptable cost and with appropriate performance characteristics, or that such products will be successfully marketed. These factors could have a material adverse effect on the Company’s future financial results.

Any products developed by the Company will require approval from the U.S. Food and Drug Administration (“FDA”) or foreign regulatory agencies prior to commercial sales. There can be no assurance that the Company’s products will receive the necessary approvals. If the Company is denied such approvals or such approvals are delayed, it could have a material adverse effect on the Company.

Property and Equipment

Property and equipment is stated at cost less accumulated depreciation. Depreciation is computed on a straight-line basis over the estimated useful lives of the related assets, generally three years. Leasehold improvements are amortized using the straight-line method over the estimated useful life of the improvement, or the lease term, if shorter. Accordingly, leasehold improvements are being amortized over lease terms of approximately 4-6 years. Maintenance and repairs are charged to operations as incurred. Upon sale or retirement of assets, the cost and related accumulated depreciation are removed from the balance sheet and the resulting gain or loss is reflected in operations. The Company reviews its property, plant and equipment assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Comprehensive loss

Comprehensive loss is comprised of the Company’s net loss and other comprehensive income (loss). Unrealized gain (loss) on available-for-sale marketable securities represents the only component of other comprehensive income (loss).

Research and Development expenses

Research and development expenses consist of costs such as salaries and benefits, laboratory supplies, facility costs, consulting fees and fees paid to contract research organizations, clinical trial sites, laboratories, other clinical service providers and contract manufacturing organizations. Research and development expenses are expensed as incurred.

Clinical Trial Accruals

The Company’s preclinical and clinical trials are performed by third party contract research organizations (CROs) and/or clinical investigators, and clinical supplies are manufactured by contract manufacturing organizations (CMOs). Invoicing from these third parties may be monthly based upon services performed or based upon milestones achieved. The Company accrues these expenses based upon its assessment of the status of each clinical trial and the work completed, and upon information obtained from the CROs and CMOs. The Company’s estimates are dependent upon the timeliness and accuracy of data provided by the CROs and CMOs regarding the status and cost of the studies, and may not match the actual services performed by the organizations. This could result in adjustments to the Company’s research and development expenses in future periods. To date the Company has had no significant adjustments.

Bonus Accruals

The Company has bonus programs for eligible employees. Bonuses are determined based on various criteria, including the achievement of corporate, departmental and individual goals. Bonus accruals are estimated based on various factors, including target bonus percentages per level of employee and probability of achieving the goals upon which bonuses are based. The Company’s management periodically reviews the progress made towards the goals under the bonus programs. As bonus accruals are dependent upon management’s judgments of the likelihood of achieving the various goals, it is possible for bonus expense to vary significantly in future periods if changes occur in those management estimates.

Income Taxes

The Company accounts for income taxes under the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

Segments

The Company has one reportable segment and uses one measurement of results of operations to manage its business. All long-lived assets are maintained in the United States of America.

Stock-Based compensation

The Company accounts for stock-based compensation in accordance with ASC 718, “Compensation—Stock Compensation,” which requires measurement of all employee stock-based compensation awards using a fair-value method and recording of such expense in the consolidated financial statements over the requisite service period.

The Company accounts for equity instruments issued to non-employees in accordance with the provisions of ASC 718 and ASC 505, “Equity,” which require that such equity instruments are recorded at their fair value on the measurement date. The measurement of stock-based compensation is subject to periodic adjustment as the underlying equity instruments vest.

See Note 9 “Equity Incentive Plans and Stock Based Compensation” for further discussion.

Restructuring Charges

Restructuring charges are primarily comprised of severance costs, contract and program termination costs, asset impairments and costs of facility consolidation and closure. Restructuring charges are recorded upon approval of a formal management plan and are included in the operating results of the period in which such plan is approved and the expense becomes estimable.

Recent Accounting Pronouncements Not Yet Adopted

In May 2014, the Financial Accounting Standards Board (“FASB”) issued an accounting standard update regarding revenue from customer contracts to transfer goods and services or non-financial assets unless the contracts are covered by other standards (for example, insurance or lease contracts). Under the new guidance, an entity should recognize revenue in connection with the transfer of promised goods or services to customers in an amount that reflects the consideration that the entity expects to be entitled to receive in exchange for those goods or services. In addition, the new standard requires that reporting companies disclose the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The updates are effective for the Company beginning in the first quarter of the fiscal year 2018. In August 2015, the FASB deferred the effective date of the update by one year, with early adoption on the original effective date permitted. The new revenue standard may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of adoption. The Company is currently evaluating the impact of this accounting standard update on its consolidated financial statements.

In November 2015, the FASB issued an accounting standard update for the presentation of deferred income taxes. Under this new guidance, deferred tax liabilities and assets should be classified as noncurrent in a classified balance sheet. The update is effective for the Company beginning in the first quarter of fiscal year 2017 with early adoption permitted as of the beginning of an interim or annual reporting period. Additionally, this guidance may be applied either prospectively or retrospectively to all periods presented. The Company does not expect this standard to have a material impact on its consolidated financial statements.

In February 2016, the FASB issued an accounting standard update, which requires the recognition of lease assets and lease liabilities arising from operating leases in the statement of financial position. The Company will adopt the standard effective the first quarter of 2019 and does not anticipate that this new accounting guidance will have a material impact on its consolidated statements of operations.

In March 2016, the FASB issued an accounting standard update, which simplifies several aspects of the accounting for share-based payments, including immediate recognition of all excess tax benefits and deficiencies in the income statement, changing the threshold to qualify for equity classification up to the employees’ maximum statutory tax rates, allowing an entity-wide accounting policy election to either estimate the number of awards that are expected to vest or account for forfeitures as they occur, and clarifying the classification on the statement of cash flows for the excess tax benefit and employee taxes paid when an employer withholds shares for tax-withholding purposes. The Company is evaluating the full effect this accounting update may have on its consolidated financial statements and will adopt the standard effective the first quarter of 2017.